Note 3 - Loans and Allowance for Loan Losses (Detail) - Troubled Debt Restructurings (USD $)	Dec. 31, 2012	Dec. 31, 2011
Number of Loans	10	6
Pre-Modification Outstanding Recorded Balance	$ 13,530,815	$ 15,053,352
Post-Modification Outstanding Recorded Balance	14,043,839	13,516,746
One to Four Family Units [Member]
Number of Loans	3
Pre-Modification Outstanding Recorded Balance	1,317,070
Post-Modification Outstanding Recorded Balance	1,689,268
Real Estate Construction [Member]
Number of Loans	3	3
Pre-Modification Outstanding Recorded Balance	7,626,970	8,526,970
Post-Modification Outstanding Recorded Balance	8,193,713	8,925,340
Real Estate Commercial [Member]
Number of Loans	2	3
Pre-Modification Outstanding Recorded Balance	2,316,745	6,526,382
Post-Modification Outstanding Recorded Balance	2,316,745	4,591,406
Commercial Loans [Member]
Number of Loans	2
Pre-Modification Outstanding Recorded Balance	2,270,030
Post-Modification Outstanding Recorded Balance	$ 1,844,113